Inventories, Net - Schedule of Inventories (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Inventories [Abstract]
Purchased goods	$ 97,399	$ 171,227
Less: reserve for obsolete inventories	(17,988)	(16,756)	$ (17,234)	$ (12,011)
Total	$ 79,411	$ 154,471